AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 92.8%
Ohio – 74.1%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) 4.00%, 11/15/2035	$1,000	$1,145,400
American Municipal Power, Inc. 4.00%, 02/15/2039	1,000	1,151,580
Series 2016A 5.00%, 02/15/2034	2,000	2,366,340
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,070	1,203,910
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/2042	505	557,545
Series 2017 5.00%, 12/01/2037	1,700	2,034,237
City of Cleveland OH 5.00%, 12/01/2028	25	26,943
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) 4.00%, 08/01/2041	1,100	1,250,227
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,350,294
Cleveland Municipal School District Series 2015A 5.00%, 12/01/2033	3,000	3,281,340
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	1,370	1,592,502
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2042	1,650	1,978,234
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,595,706
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	190	209,536
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 05/20/2032	770	772,125
5.80%, 05/20/2044	1,150	1,152,656
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	160	153,669
Series 2013 5.625%, 07/01/2047	865	832,208
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,367,281

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	$1,000	$1,034,780
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/2031	4,305	4,828,187
County of Hardin OH (Ohio Northern University) 5.25%, 05/01/2040	500	527,105
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	200	215,808
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	450	211,279
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,160,860
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,290,820
Miami University/Oxford OH Series 2020A 5.00%, 09/01/2036	1,000	1,271,450
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,065	1,084,032
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	105	108,150
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	640	683,738
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	614,497
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	3,999,907
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) 4.00%, 04/01/2040	415	446,557
State of Ohio (Premier Health Partners Obligated Group) 4.00%, 11/15/2040-11/15/2041	2,035	2,256,353
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020A 4.00%, 01/15/2038	800	928,872

	Principal Amount (000)	U.S. $ Value
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	$3,210	$3,471,230
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,324,762
University of Akron (The) Series 2014A 5.00%, 01/01/2032	3,080	3,378,668

		53,858,788

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	100	111,093
5.25%, 05/01/2044(a)	100	113,621

		224,714

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	140	172,042

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	116,528

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	233,475
State of California Series 2004 5.25%, 04/01/2029	5	5,019

		238,494

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2037	415	472,569

Florida – 3.6%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,099,410

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	$1,300	$1,479,426

		2,578,836

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	100	116,885

Guam – 2.0%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	688,000
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	690	793,254

		1,481,254

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	210	248,995

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	110	100,969

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	310	318,190

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	58,006

New York – 3.6%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,212,150
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	500	752,605
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	635	643,128

		2,607,883

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	396,742

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$100	$121,844
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	125,385
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	270	333,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	82,610
Series 2019A 4.329%, 07/01/2040	70	75,121
5.00%, 07/01/2058	265	292,836

		1,294,133

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	125	126,928
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	643,992

		770,920

Texas – 3.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	1,000	1,109,680
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	247,751
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	228,971
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	700	803,439

		2,389,841

Total Long-Term Municipal Bonds (cost $63,921,924)		67,445,789

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.2%
Ohio – 3.0%
Columbus Regional Airport Authority 0.03%, 12/01/2036(b)	$1,100	$1,100,000
State of Ohio 0.03%, 02/01/2023(b)	1,100	1,100,000

		2,200,000

Texas – 1.2%
State of Texas 4.00%, 08/26/2021	825	840,551

Total Short-Term Municipal Notes (cost $3,040,254)		3,040,551

Total Municipal Obligations (cost $66,962,178)		70,486,340

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,263,857)	1,263,857	1,263,857

Total Investments – 98.8% (cost $68,226,035)(f)		71,750,197
Other assets less liabilities – 1.2%		897,740

Net Assets – 100.0%		$72,647,937

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid /Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	$157,253	$—	$157,253
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	178,494	—	178,494
USD	180	01/15/2030	1.572%	CPI#	Maturity	11,222	—	11,222
USD	180	01/15/2030	1.587%	CPI#	Maturity	10,944	—	10,944
USD	240	02/15/2051	CPI#	2.290%	Maturity	6,216	—	6,216

						$364,129	$—	$364,129

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,540	02/15/2025	3 Month LIBOR	0.344%	Quarterly/ Semi-Annual	$(67,486)	$—	$(67,486)
USD	1,000	02/15/2025	0.344%	3 Month LIBOR	Semi-Annual/ Quarterly	12,182	11,837	345
USD	840	01/15/2030	3 Month LIBOR	0.882%	Quarterly/ Semi-Annual	(39,630)	—	(39,630)
USD	1,240	11/05/2030	0.890%	3 Month LIBOR	Semi-Annual/ Quarterly	68,668	73,093	(4,425)
USD	1,240	11/05/2030	3 Month LIBOR	0.890%	Quarterly/ Semi-Annual	(68,643)	—	(68,643)
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,141)	—	(1,141)

						$ (96,050)	$84,930	$ (180,980)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA*	Quarterly	$(11,403)	$—	$(11,403)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	(11,950)	—	(11,950)

							$(23,353)	$—	$(23,353)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $1,414,906 or 1.9% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,227,971 and gross unrealized depreciation of investments was $(544,013), resulting in net unrealized appreciation of $3,683,958.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
CPI – Consumer Price Index
LIBOR – London Interbank Offered Rate

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$67,445,789	$—	$67,445,789
Short-Term Municipal Notes	—	3,040,551	—	3,040,551
Short-Term Investments	1,263,857	—	—	1,263,857

Total Investments in Securities	1,263,857	70,486,340	—	71,750,197
Other Financial Instruments(a):
Assets:

Centrally Cleared Inflation (CPI) Swaps	—	364,129	—	364,129
Centrally Cleared Interest Rate Swaps	—	80,850	—	80,850
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(176,900)	—	(176,900)
Interest Rate Swaps	—	(23,353)	—	(23,353)

Total	$1,263,857	$70,731,066	$—	$71,994,923

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$137	$16,096	$14,969	$1,264	$1